Financial Instruments and Fair Value Measurements - Additional Information (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)
Vessels, net	$ 94,705		$ 96,428
Impairment loss and loss from sale of vessels and vessel owning companies	(40,784)	$ (140,568)
Assets held for sale
Impairment loss and loss from sale of vessels and vessel owning companies	$ (18,266)
One Vessel
Vessels, net		95,937
Impairment loss and loss from sale of vessels and vessel owning companies		$ (83,937)
Tankers
Number of vessels		10
Vessels Held For Sale Including Impairment		$ 587,271
Impairment loss and loss from sale of vessels and vessel owning companies		$ (56,631)
Rangiroa, Negonego and Fakarava
Number of vessels	3
Impairment loss and loss from sale of vessels and vessel owning companies	$ (23,018)